                                                  Registration No. ___-______
                                                  File No. 811-22092

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ X ]

         Pre-Effective Amendment No. __                                  [   ]

         Post-Effective Amendment No. __                                 [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

         Amendment No. __                                                [   ]

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                          OPPENHEIMER GLOBAL VALUE FUND
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               (Exact Name of Registrant as Specified in Charter)

                          6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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                           (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street
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                          New York, New York 10281-1008
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
Global Value Fund

Prospectus dated ______________, 2007

Oppenheimer Global Value Fund (the "Fund") is a mutual fund that seeks capital appreciation. It emphasizes investments in common stocks of U.S. and foreign companies that the portfolio manager believes to be undervalued.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

CONTENTS

                                      ABOUT THE FUND

                                      The Fund's Investment Objective and
                                        Principal Investment Strategies
                                      Main Risks of Investing in the Fund
                                      The Fund's Past Performance
                                      Fees and Expenses of the Fund
                                      About the Fund's Investments
                                      How the Fund is Managed

                                      ABOUT YOUR ACCOUNT

                                      How to Buy Shares
                                      Class A Shares
                                      Class B Shares
                                      Class C Shares
                                      Class N Shares
                                      Class Y Shares

                                      Special Investor Services
                                      AccountLink
                                      PhoneLink
                                      OppenheimerFunds Internet Website
                                      Retirement Plans

                                      How to Sell Shares
                                      By Mail
                                      By Telephone

                                      How to Exchange Shares
                                      Shareholder Account Rules and Policies
                                      Dividends, Capital Gains and Taxes
                                      Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of
U.S. and foreign companies believed by the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), to be undervalued. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. The Fund does not limit its investments to companies in a particular capitalization range.

         The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund normally will invest in at least three countries (one of which may be the United States). This is not a fundamental policy. Typically, the Fund invests in a number of different countries. These investments are more fully explained in "About the Fund's
Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign and U.S. companies using a value criteria and a
"bottom up" investment approach - that is, analyzing individual stocks before considering the impact of general or industry economic trends. The portfolio manager's value criteria entail estimating a company's fair value and comparing the estimated fair value to the company's stock price. This approach includes fundamental analysis of a company's financial statements, profitability, and management structure. It also includes analysis of the company's operations, business strategy, product development, and competitive positioning, as well as the industry and sector of which the issuer is part.

         The portfolio manager monitors individual issuers for changes in the factors above that may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets the portfolio manager's targeted price, or if the portfolio manager determines a new or better investment idea has emerged.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term from a fund that invests in the U.S. and abroad. Those investors should be willing to assume the risks of share price fluctuations that are typical for an aggressive fund focusing on stock investments, and the special risks of investing in both emerging and developed foreign countries. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Fund's Manager will cause the Fund to underperform other funds having a similar objective. As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances. This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Investing in Small- and Mid-Sized Companies. The Fund may invest in stocks of small-cap and mid-cap companies. Small- and mid-cap companies can include both established and newer companies. While smaller, newer companies might offer greater opportunities for capital appreciation than larger, more established companies, they may involve
          substantially greater risk of loss and price fluctuation.

         Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling its securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund.
         Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

RISKS OF FOREIGN INVESTING. The Fund normally invests a substantial percentage of its assets in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks.

          The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. In addition, foreign securities might not be as liquid as domestic securities. These risks could cause the prices of foreign stocks to fall, and could therefore depress the Fund's share prices.

             Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when the fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

Special Risks of Emerging Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.
          Settlements of trades may be subject to greater delays so that the
          Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

          These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

RISKS OF VALUE INVESTING. In using a value investing style, there is the risk that the market will not recognize the securities selected as undervalued, and the securities may not appreciate in value in the way the Manager anticipates.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to try to reduce the volatility of its share prices. In the
OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities) or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. After the Fund has commenced investment operations, to obtain its performance information, you can contact the Fund's transfer agent, OppenheimerFunds Services ("Transfer Agent") at the toll-free telephone number on the back cover of this prospectus or visit the
OppenheimerFunds website at www.oppenheimerfunds.com. Please remember that the
Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate that Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. Because the
Fund is new, the numbers below are estimated expenses during the Fund's first fiscal year based on estimated average daily net assets of $___ million.

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Shareholder Fees (charges paid directly from your investment):
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                                                      Class A Shares         Class B Shares         Class C Shares         Class N Shares          Class Y Shares
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Maximum Sales Charge (Load) on purchases (as %             5.75%                  None                   None                   None                    None
of offering price)
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Maximum Deferred Sales Charge (Load) (as % of
the lower of the original offering price or               None(1)                 5%(2)                  1%(3)                  1%(4)                   None
redemption proceeds)
-------------------------------------------------- ---------------------- ---------------------- ---------------------- ---------------------- -----------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------- ---------------------- ----------------------
Redemption Fee (as a percentage of total                   2.00%                  2.00%                  2.00%                  2.00%                  2.00%
redemption proceeds)(5)
-------------------------------------------------- ---------------------- ---------------------- ---------------------- ---------------------- ----------------------
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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--------------------------------------------------- --------------------- --------------------- --------------------- --------------------- --------------------
                                                       Class A Shares        Class B Shares        Class C Shares        Class N Shares         Class Y Shares
--------------------------------------------------- --------------------- --------------------- --------------------- --------------------- --------------------
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Management Fees
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--------------------------------------------------- --------------------- --------------------- --------------------- --------------------- --------------------
Distribution and/or Service (12b-1) Fees
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Other Expenses
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--------------------------------------------------- --------------------- --------------------- --------------------- --------------------- --------------------
Total Annual Operating Expenses
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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The
Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.
That undertaking may be amended or withdrawn at any time.
1.   A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.
2.   Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.   Applies to shares redeemed within 12 months of purchase.
4.   Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.   The redemption fee applies to the proceeds of Fund shares that are redeemed
     (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
     The examples, which are based on the estimated Total Annual Fund Operating
     Expenses, assume that you invest $10,000 in the indicated class of shares of the applicable Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the share class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

       ----------------------------------------------- ----------------------------- ---------------------------------
       If shares are redeemed:                                    1 Year                         3 Years
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class A Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class B Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class C Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class N Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class Y Shares
       ----------------------------------------------- ----------------------------- ---------------------------------

       ----------------------------------------------- ----------------------------- ---------------------------------
       If shares are not redeemed:                                1 Year                         3 Years
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class A Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class B Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class C Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class N Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------
       Class Y Shares
       ----------------------------------------------- ----------------------------- ---------------------------------
  In the first example, estimated expenses include the initial sales charge for
  Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares. * Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this
Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not invest more than 25% of its total assets in investments in any one industry or group of related industries.

         However, changes in the overall market prices of securities and any income they might pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock and Other Equity Investments. The Fund invests primarily in a diversified portfolio of common stocks of issuers that may be of small-, medium- or large- capitalization, to seek capital appreciation. The Fund can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. Preferred stocks, while a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
       The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or noncumulative. The Fund can buy securities issued by domestic or foreign companies.

Foreign Securities. The foreign securities the Fund can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the
         U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. The Fund considers securities of foreign issuers that are represented in the
         U.S. securities markets by American Depository Receipts ("ADRs") or similar depository arrangements to be "foreign securities" for purposes of its investment allocations. Though not a principal investment strategy, the Fund can also buy debt securities issued by foreign companies and governments, as described in the Fund's Statement of
         Additional Information.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities. The Fund can invest in debt securities, such as corporate bonds and notes of foreign or U.S. companies. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities. Short-term debt securities can be selected for liquidity pending the purchase of other investments or to have cash to pay for redemptions of Fund shares.

         The debt securities the Fund buys may be rated by nationally-recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments in debt securities, including convertible debt securities, can be above or below investment grade in credit quality. The Fund is not required to sell a security if its rating falls after the Fund buys it. However, the Manager will monitor those investments to determine whether the
         Fund should continue to hold them.

Convertible Securities. While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock. A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Many convertible securities are a form of debt security, but the Manager regards some of them as "equity substitutes" because of their feature allowing them to be converted into common stock. Therefore, their credit ratings have less impact on the Manager's investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both credit risk and interest rate risk described below.

          The Fund may invest in convertible preferred stock. Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

          The Fund can buy convertible securities rated as low as "B" by Moody's
          Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized rating organizations
          (or, if they are unrated, having a comparable rating assigned by the
          Manager). Those ratings are below "investment grade" and the securities (commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities and may be subject to greater market fluctuations. These risks can reduce the Fund's share prices and the income it earns. These investments are subject to the Fund's policy of limiting investments in debt securities.

o Credit Risk.  Debt  securities  are subject to credit  risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that  security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. The debt securities the
Fund  may  invest  in,  particularly  high-yield,  lower-grade  debt  securities
(commonly  referred  to as "junk  bonds"),  are  subject  to  risks of  default.
Lower-grade  debt securities may be subject to greater market  fluctuations  and greater  risks  of loss of  income  and  principal  than  investment-grade  debt securities.

o Interest Rate Risk.  The values of debt  securities are subject to change when prevailing  interest rates change. When prevailing interest rates fall, the values  of  already-issued  debt  securities  generally  rise.  When  prevailing interest  rates rise, the values of  already-issued  debt  securities  generally fall,  and they may sell at a discount from their face amount.  The magnitude of these  fluctuations  will often be greater for longer-term  debt securities than shorter-term  debt  securities.  The Fund's  share prices can go up or down when interest  rates change  because of the effect of the changes on the value of the
Fund's investments in debt securities.

Cash and Cash Equivalents. Under normal market conditions the Fund can invest up to 15% of its net assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term capital appreciation.

Derivative Investments. The Fund can use "derivative" investments to seek increased returns or to try to hedge investment risks, although it does not currently use them to a significant degree. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Fund might use can be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use certain derivative investments because they offer the potential for increased value.

o        There are Special Risks in Using Derivative Investments. Markets
         underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline.

         The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.
          As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

Hedging. The Fund can buy and sell futures contracts on broadly-based securities indices and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund may or may not use hedging instruments for speculative purposes but is not required to hedge in seeking its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

          The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might hedge to try to manage its exposure to changing securities prices. Buying futures and call options would tend to increase the Fund's exposure to the securities markets. Forward contracts may be used to try to manage foreign currency risks on the
          Fund's foreign investments.

          There are also special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in the Class E shares of Oppenheimer
          Institutional Money Market Fund, to seek current income while preserving liquidity. The Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S.
          government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of the Oppenheimer Institutional
          Money Market Fund's Class E expenses, including its advisory fee.
          However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid by the
          Oppenheimer Institutional Money Market Fund.

Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds." The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund.
         From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are There Limitations on
         Frequent Purchases, Redemptions and Exchanges?" in this prospectus.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
          100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. These would ordinarily be
          U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the
          Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

 Portfolio Turnover. Although the Fund seeks capital appreciation, it may engage in active and frequent trading while trying to achieve its objective.
          Additionally, securities trading can cause the Fund to realize gains that are distributed to shareholders as taxable distributions.
          Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
         Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory  Agreement,  the Fund pays the
Manager an advisory  fee,  calculated on the daily net assets of the Fund, at an annual rate that  declines on additional  assets as the Fund grows:  ___% of the first $___  million of average  annual net assets of the Fund,  ___% of the next
$___  million,  ____% of the next $___  million,  ____% of the next $__ billion,
____% on the next $___ billion, ____% on the next $___ billion, ___% of the next
$___ billion, ____% of the next $____ billion, ____% of the next $__ billion and
____% of average annual net assets in excess of $__ billion.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract will be available in the Fund's Semi-Annual
Report to shareholders for the six month period ended ________________.

Portfolio Manager. The portfolio manager of the Fund is Randall Dishmon. He is the person  principally  responsible  for the  day-to-day  management  of the
Fund's portfolio.

Mr. Dishmon has been a portfolio manager of the Fund since its inception and a
Vice President of the Manager since January 2005. He has been a Co-Portfolio
Manager of Oppenheimer Global Opportunities Fund since August 2004. Mr. Dishmon was an Assistant Vice President and Senior Research Analyst of the Manager from
June 2001 through August 2004. Prior to joining the Manager, he was a management consultant with Booz, Allen & Hamilton from May 1998 through June 2001.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
         N shares may not be purchased by a new investor directly from the
         Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans: o If you establish one of the many types of retirement plan accounts that OppenheimerFunds offers, more fully described below under "Special Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
         The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
         Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
         The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
         describes effects that the Fund's fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
----------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
----------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
----------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
----------------------------------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.
----------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class
         C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.
o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the diviends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  Amount of Purchase                               Front-End Sales                  Front-End Sales                     Concession As a
                                                   Charge As a                      Charge As a
                                                   Percentage of                    Percentage of Net                   Percentage of
                                                   Offering Price                   Amount Invested                     Offering Price
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  Less than $25,000                                             5.75%                             6.10%                              4.75%
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  $25,000 or more but less than $50,000                         5.50%                             5.82%                              4.75%
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  $50,000 or more but less than $100,000                        4.75%                             4.99%                              4.00%
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  $100,000 or more but less than $250,000                       3.75%                             3.90%                              3.00%
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  $250,000 or more but less than $500,000                       2.50%                             2.56%                              2.00%
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  $500,000 or more but less than $1 million                     2.00%                             2.04%                              1.60%
  ------------------------------------------------ -------------------------------- ----------------------------------- --------------------------------
  Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  Purchases made up to 90 days  before the date that you submit a Letter of Intent  will be included in  that  determination.  Your  Class  N  shares,  and any  Class  A  shares  of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a
Letter of Intent does not  obligate  you to  purchase  the  specified  amount of shares.  You may  also be able to  apply  the  Right  of  Accumulation  to these purchases.

     If you do not complete the purchases  outlined in the Letter of Intent, the front-end  sales  charge  you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you  purchased.  A certain  portion of your shares  will be held in escrow by the Fund's  Transfer  Agent for this  purpose.
Please refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement
of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o             Dividend Reinvestment. Dividends and/or capital gains
              distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o             Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The  investor  must ask the  Transfer  Agent or his or her  financial intermediary  for that privilege at the time of  reinvestment  and must identify the account from which the redemption was made.
o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix B to the  Statement of Additional  Information.  The
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o Class A Purchases by Certain  Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement  plans that have
$1 million or more in plan assets.  There is also no contingent  deferred  sales charge on any group retirement plan shares purchased after March 1, 2007.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      Years Since Beginning of Month in Which Purchase Order was Accepted      Contingent Deferred Sales Charge on Redemptions in That Year
                                                                               (As % of Amount Subject to Charge)
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      0 - 1                                                                    5.0%
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      1 - 2                                                                    4.0%
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      2 - 3                                                                    3.0%
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      3 - 4                                                                    3.0%
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      4 - 5                                                                    2.0%
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      5 - 6                                                                    1.0%
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
      More than 6                                                              None
      ------------------------------------------------------------------------ ---------------------------------------------------------------------------
       In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares,  if: o The group  retirement  plan is  terminated  or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's  first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
         Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
          A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
          Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
         has adopted Distribution and Service Plans for Class B, Class C and
         Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of
         0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
         Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.
         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         For certain group retirement plans held in omnibus accounts, the
         Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

         For Class C shares purchased through the OppenheimerFunds
         Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse
         FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
         SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals. Please call the Distributor for
         OppenheimerFunds retirement plan documents, which include
         applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Redemption Fee. The Fund imposes a 2% redemption fee on the proceeds of
Fund shares that are redeemed within 30 days of their purchase. The fee also applies in the case of shares redeemed in exchange transactions. The redemption fee is collected by the Transfer Agent and paid to the Fund. It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading. The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.

         The redemption fee is not imposed on shares:

o held in omnibus accounts of certain financial  intermediaries,  such as a broker-dealer  or a retirement  plan  fiduciary if those  institutions  have not implemented  the  system  changes  necessary  to be capable  of  processing  the redemption fee. However,  account holders whose investments in the Fund are held in omnibus accounts through certain other financial intermediates may be subject to the  redemption  fee on  terms  that are  generally  in  accordance  with the redemption fee terms in this prospectus but that may differ in certain  details.
For certain  retirement plans treated as omnibus accounts by the Fund's Transfer
Agent, the redemption fee may be charged on participant  initiated  exchanges or redemptions.  Shares held in retirement plans that are not in omnibus  accounts, such as  Oppenheimer-sponsored  retirement plans,  IRAs, and 403(b)(7) plans are also  subject to the  redemption  fee. You should  consult  with your  financial intermediary  or retirement  plan  provider for more details on this  redemption fee;
o held by  investors  in  certain  asset  allocation  programs  that  offer automatic  re-balancing or wrap-fee or similar fee-based  programs and that have been identified to the Distributor and the Transfer Agent;
o redeemed for rebalancing transactions under the OppenheimerFunds Portfolio
Builder program; o redeemed pursuant to an OppenheimerFunds automatic withdrawal plan; o redeemed due to the death or disability of the shareholder; o redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;
o redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and o involuntary redemptions resulting from failure to meet account minimums.

Certain  Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o The redemption check is not payable to all shareholders listed on the account statement o The redemption check is not sent to the address of record on your account statement o Shares are being transferred to a Fund account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
o Your name o The Fund's name o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for               Send courier or express mail
requests by mail:                           requests to:
OppenheimerFunds Services                   OppenheimerFunds Services
P.O. Box 5270                               10200 E. Girard Avenue, Building D
Denver, Colorado 80217                      Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on the account statement,
or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)
         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account value  represented  by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares  redeemed  in the  special circumstances described in Appendix B to the  Statement  of Additional Information.
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions,
     2. shares held for the holding period that applies to the class, and
     3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.  o The selected fund must offer the exchange privilege.
o When you  establish an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days,  you can  exchange  shares on any  regular  business  day,  subject to the limitations described below.

o You must meet the minimum purchase  requirements for the selected fund. o
Generally,  exchanges may be made only between identically  registered accounts, unless all account owners send written  exchange  instructions  with a signature guarantee.  o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers. The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell
         Shares."

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information.

A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically  deducted from each applicable
Fund account annually in September.  See the Statement of Additional Information
to learn how you can avoid this fee and for  circumstances  under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare and pay dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal
Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information for the Fund is not provided because, as of the date of this Prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

For More Information on Oppenheimer Global Value Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

--------------------------------------------------------- ---------------------------------------------------------------------------------------------
By Telephone:                                             Call OppenheimerFunds Services toll-free:
                                                          1.800.CALL OPP (225.5677)
--------------------------------------------------------- ---------------------------------------------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------------------------------------------
By Mail:                                                  Write to:
                                                          OppenheimerFunds Services
                                                          P.O. Box 5270
                                                          Denver, Colorado 80217-5270
--------------------------------------------------------- ---------------------------------------------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------------------------------------------
On the Internet:                                          You can request these documents by e-mail or through the OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                                          www.oppenheimerfunds.com
--------------------------------------------------------- ---------------------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-____
PR0___.001.__07
Printed on recycled paper

Oppenheimer
Global Value Fund

6803 S. Tucson Way, Centennial, CO 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated _______________, 2007

         This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated ______________, 2007. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                                                Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...................................
     The Fund's Investment Policies.....................................................................
     Other Investment Techniques and Strategies.........................................................
     Other Investment Restrictions......................................................................
     Disclosure of Portfolio Holdings...................................................................
How the Fund is Managed ................................................................................
     Organization and History...........................................................................
     Board of Trustees and Oversight Committees.........................................................
     Trustees and Officers of the Fund..................................................................
     The Manager........................................................................................
Brokerage Policies of the Fund..........................................................................
Distribution and Service Plans..........................................................................
Payments to Fund Intermediaries.........................................................................
Performance of the Fund.................................................................................

About Your Account
How To Buy Shares.......................................................................................
How To Sell Shares......................................................................................
How To Exchange Shares..................................................................................
Dividends, Capital Gains and Taxes......................................................................
Additional Information About the Fund...................................................................

Financial Information About the Fund
Report from Independent Registered Public Accounting Firm...............................................
Financial Statements....................................................................................

Appendix A: Special Sales Charge Arrangements and Waivers...............................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") can select for the Fund.
Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign securities, the Manager may also consider the conditions of a particular country's economy in relation to the U.S. economy or other foreign economies, special political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors when evaluating the securities of issuers in a particular country.

|X| Investments in Equity Securities. The Fund focuses its investments in equity securities of both foreign and U.S. companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments can include stocks of companies in any market capitalization range, if the Manager believes the investment is consistent with the Fund's objective of capital appreciation.

         Current income is not a criterion used to select portfolio securities.
However, certain debt securities can be selected for the Fund. The Fund can also buy debt securities that the Manager believes might offer some opportunities for capital appreciation, including convertible securities as discussed below.

         The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the Manager's use of its investment strategies and its judgment of where the best market opportunities are to seek the Fund's objective.

         At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small- or mid-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.
Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the goal of capital appreciation.

o Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under
"Investing in Debt Securities."

         While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.
To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)           whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)           whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
              (considering the effect of conversion of the convertible
              securities), and
(3)           the extent to which the convertible security may be a defensive
              "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

o Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. The market for them may be very limited and they may difficult for the Fund to dispose of promptly at an acceptable price. Their prices do not necessarily move parallel to the prices of the underlying securities and they may often rise in value or fall in value more quickly than the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

|X| Foreign Securities. The Fund expects to have substantial investments in foreign securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under
U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         The amount of the Fund's assets invested in securities of issuers in a particular country will vary over time, based upon the Manager's evaluation of the investment merits of particular issuers as well as the market and economic conditions in a particular country or region. Factors that might be considered could include, for example, a country's balance of payments, inflation rate, economic self-sufficiency, and social and political factors.

         Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.
o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency
         control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        foreign withholding taxes on interest and dividends,
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and
Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's objective of capital appreciation.

|X| Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal Revenue Code ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of any minimum percentage requirements or limitations of investing in foreign securities that the fund may adopt from time to time.

|X| Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.

         |X| Investing in Debt Securities. While the Fund does not invest for the purpose of seeking current income, at times the Fund can invest in debt securities, including the convertible debt securities described above under the description of equity investments. Debt securities also can be selected for investment by the Fund for defensive purposes, as described below. For example, when the stock market is volatile, or when the portfolio manager believes that growth opportunities in stocks are not attractive, certain debt securities might not only offer defensive opportunities but also some opportunities for capital appreciation.

         The Fund's debt investments can include corporate bonds and notes of foreign or U.S. companies, as well as U.S. and foreign government securities. It is not expected that this will be a significant portfolio strategy of the Fund under normal market circumstances, and under normal market conditions the Fund normally does not intend to invest more than 10% of its total assets in debt securities. Foreign debt securities are subject to the risks of foreign investing described above. In general, domestic and foreign fixed- income securities are also subject to two additional types of risk: credit risk and interest rate risk.

o Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield,  higher-quality bonds. The Fund's debt investments can include investment-grade and  non-investment-grade  bonds (commonly referred to as "junk bonds").  Investment-grade  bonds  are  bonds  rated at least  "Baa" by  Moody's
Investors  Service,  Inc.,  at least  "BBB" by  Standard  &  Poor's  Ratings
Services  or Fitch,  Inc.,  or have  comparable  ratings by  another  nationally recognized statistical rating organization.

         For lower-grade debt securities there is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this SAI.

         However, the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest payable on those securities, nor the cash income from them. However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

|X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X| Zero-coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The
Fund can buy different types of zero-coupon or stripped securities, including, among others, U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so o for liquidity purposes to meet anticipated redemptions of Fund shares, or o pending the investment of the proceeds from sales of Fund shares, or o pending the settlement of portfolio securities transactions, or o for temporary defensive purposes, as described below.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act") are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.
However, if the vendor fails to pay the resale price on the delivery date, the
Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

              Pursuant to an Exemptive Order issued by the Securities and
Exchange Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date. The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

         These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them. These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.
|X| Real Estate Investment Trusts (REITs). The Fund can invest in real estate investment trusts, as well as real estate development companies and operating companies. It can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

         To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage related securities. In this type of transaction, the Fund sells a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books cash, U.S.
government securities or other high-grade debt securities in an amount equal to the payment obligation under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

|X| Borrowing for Leverage. The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the
Investment Company Act, will be made only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings, is equal to at least
300% of all borrowings including the proposed borrowing. If the value of the
Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the
Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

|X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this SAI. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and it is not obligated to use them in seeking its objective.

         Some of the derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the
Manager expected.

         Other derivative investments the Fund can invest in include
"index-linked" notes. Principal and interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund may use. Typically these are short- or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

|X| Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. It is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o        sell futures contracts,
o        buy puts on such futures or on securities, or
o        write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the
         Manager does not expect to engage extensively in that
         practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are referred to as "stock index futures"),
(2) an individual stock ("single stock futures"), (3) bond indices (these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"), and (5) foreign currencies (these are referred to as "forward contracts").

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts)
are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o Put and Call Options. The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.
o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by liquid assets identified on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books. The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future. Because of this identification requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify liquid assets with a value equal to or greater than the exercise price of the underlying securities.
The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the
Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.
If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books cash, U.S.
government securities or other liquid securities in an amount equal to the exercise price of the option.

o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The
Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on the Fund's books to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The
Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.
The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o Regulatory Aspects of Hedging Instruments. The Commodity Futures Trading
Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
(CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Advisor as the Fund (or an Advisor that is an affiliate of the Fund's Advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts"
under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.           gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
             receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
2.           gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X| Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy: o obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies, o commercial paper
(short-term, unsecured, promissory notes of domestic or foreign companies)
rated in the three top rating categories of a nationally recognized rating organization,
o                 short-term debt obligations of corporate issuers, rated
                  investment grade (rated at least Baa by Moody's Investors
                  Service, Inc. or at least BBB by Standard & Poor's
                  Corporation, or a comparable rating by another rating
                  organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those
                  categories,
o                 certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion,
                  and
o                 repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

          Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

|X| Loans of Portfolio Securities. To raise cash for liquidity purposes, the
Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to no more than 25% of the value of the Fund's total assets.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a)
negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Other Investment Restrictions

|X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o             67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o             more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

     |X| What Are the Fund's  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

o The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting securities. That limitation applies to 75% of the
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o The Fund cannot invest more than 25% of its total assets in any one industry or group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|X| Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o The Fund cannot sell securities short except in "short sales against-the-box."
However, the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act.

         Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted industry classifications that are not a fundamental policy.

Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund. o
Public Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal  quarters in its semi-annual  report to shareholders,  its annual report to shareholders,  or its
Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.  In  addition,  the top 20  month-end  holdings  may be  posted  on the
OppenheimerFunds'  website at  www.oppenheimerfunds.com  (select the Fund's name under the "View Fund  Information  for:" menu) with a 15-day  lag.  The Fund may release  a more  restrictive  list of  holdings  (e.g.,  the top  five or top 10 portfolio  holdings) or may release no holdings if that is in the best interests of the Fund and its  shareholders.  Other general  information  about the Fund's portfolio  investments,  such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

         Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that: o The third-party recipient must first submit a request for release of
Fund portfolio holdings, explaining the business reason for the request;
o                 Senior officers (a Senior Vice President or above) in the
                  Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o                 The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

o The Fund's independent registered public accounting firm, o Members of the
Fund's Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation
Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o Brokers and dealers in connection with portfolio transactions (purchases and sales) o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o Dealers to obtain price quotations where the Fund is not identified as the owner.

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor,  or Transfer Agent, in the following  circumstances:  o Response to legal process in litigation matters,  such as responses to subpoenas or in class action  matters  where the Fund may be part of the  plaintiff  class  (and seeks recovery for losses on a security) or a defendant,
o                 Response to regulatory requests for information (the SEC,
                  NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),
o                 To potential sub-advisers of portfolios (pursuant to
                  confidentiality agreements),
o                 To consultants for retirement plans for plan
                  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o                 Investment bankers in connection with merger discussions
                  (pursuant to confidentiality agreements).

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the
Fund's policy as to use of secure e-mail technology.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                                        Fortis Securities                                 Pacific Crest Securities
ABN AMRO                                              Fox-Pitt, Kelton                                  Pacific Growth Equities
AG Edwards                                            Friedman, Billing, Ramsey                         Petrie Parkman
American Technology Research                          Fulcrum Global Partners                           Pictet
Auerbach Grayson                                      Garp Research                                     Piper Jaffray Inc.
Banc of America Securities                            George K Baum & Co.                               Prager Sealy & Co.
Barclays                                              Goldman Sachs                                     Prudential Securities
Bear Stearns                                          HSBC                                              Ramirez & Co.
Belle Haven                                           ING Barings                                       Raymond James
Bloomberg                                             ISI Group                                         RBC Capital Markets
BNP Paribas                                           ITG                                               RBC Dain Rauscher
BS Financial Services                                 Janney Montgomery                                 Research Direct
Buckingham Research Group                             Jefferies                                         Reuters
Caris & Co.                                           JP Morgan Securities                              Robert W. Baird
CIBC World Markets                                    JPP Eurosecurities                                Roosevelt & Cross
Citigroup Global Markets                              Keefe, Bruyette & Woods                           Russell
Collins Stewart                                       Keijser Securities                                Ryan Beck & Co.
Craig-Hallum Capital Group LLC                        Kempen & Co. USA Inc.                             Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.                   Kepler Equities/Julius Baer Sec                   Scotia Capital Markets
Credit Suisse                                         KeyBanc Capital Markets                           Societe Generale
Cowen & Company                                       Leerink Swan                                      Soleil Securities Group
Daiwa Securities                                      Lehman Brothers                                   Standard & Poors
Davy                                                  Loop Capital Markets                              Stifel Nicolaus
Deutsche Bank Securities                              MainFirst Bank AG                                 Stone & Youngberg
Dresdner Kleinwort Wasserstein                        Makinson Cowell US Ltd                            SWS Group
Emmet & Co                                            Maxcor Financial                                  Taylor Rafferty
Empirical Research                                    Merrill Lynch                                     Think Equity Partners
Enskilda Securities                                   Midwest Research                                  Thomson Financial
Essex Capital Markets                                 Mizuho Securities                                 Thomas Weisel Partners
Exane BNP Paribas                                     Morgan Stanley                                    UBS
Factset                                               Morningstar                                       Wachovia Securities
Fidelity Capital Markets                              Natexis Bleichroeder                              Wescott Financial
Fimat USA Inc.                                        Ned Davis Research Group                          William Blair
First Albany                                          Nomura Securities                                 Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was reorganized as a Massachusetts business trust in June
2007.

|X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,
o pays certain expenses which may be different for the different classes, o will generally have a different net asset value, o will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
  Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee and a Governance Committee. Each committee is comprised solely of
Trustees who are not "interested persons" under the Investment Company Act (the
"Independent Trustees"). The members of the Audit Committee are Joel W. Motley
(Chairman), Mary F. Miller, Russell S. Reynolds, Jr., Joseph M. Wikler and Peter
I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit
Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii)
reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Trustees; (v) reviewing the independence of the Fund's independent
Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph M.
Wikler. The Regulatory &  Oversight  Committee  evaluates and reports to the
Board on the Fund's contractual arrangements,  including the Investment Advisory and Distribution Agreements,  transfer agency and shareholder service agreements and custodian  agreements as well as the policies and procedures  adopted by the
Fund to comply with the Investment  Company Act and other  applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

         The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S.
Reynolds, Jr. and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

         The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer Global Value Fund, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

         The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the
Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

         Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                                                Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                                                 Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                                        Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                                       Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                                   Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring Japan Fund                                                   Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer California Municipal Fund                                           Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Capital Appreciation Fund                                           Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Developing Markets Fund                                             Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Discovery Fund                                                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Dividend Growth Fund                                                Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Emerging Growth Fund                                                Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Emerging Technologies Fund                                          Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                                                     Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                                         Oppenheimer Transition 2010 Fund
Oppenheimer Global Opportunities Fund                                           Oppenheimer Transition 2015 Fund
Oppenheimer Gold & Special Minerals Fund                                        Oppenheimer Transition 2020 Fund
Oppenheimer Growth Fund                                                         Oppenheimer Transition 2030 Fund
Oppenheimer International Diversified Fund                                      OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Growth Fund                                           OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Small Company Fund                                    Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Value Fund                                            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.                               Oppenheimer U.S. Government Trust
Oppenheimer Limited Term California Municipal Fund

         In addition to being a Board member of each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Dishmon, Gillespie, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of June __,
2007, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of [any class of shares of the Fund.] The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members)
owns securities of either the Manager or the Distributor of the Board I Funds or
of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              Independent Trustees
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Name, Position(s) Held with the       Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships        Dollar Range of       Aggregate Dollar Range Of
                                                                                                                             Shares Beneficially
                                                                                                                                   Owned in          Shares Beneficially Owned
Fund, Length of Service, Age          Held; Number of Portfolios in the Fund Complex Currently Overseen                            the Fund             in Supervised Funds
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- -----------------------------------------------------
                                                                                                                                          As of December 31, _____
------------------------------------- ------------------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Brian F. Wruble,                      General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);        None                    Over $100,000
Chairman of the Board of since        Director of Special Value Opportunities Fund, LLC (registered investment company)
2007,                                 (since September 2004); Member of Zurich Financial Investment Advisory Board
Trustee since 2007                    (insurance) (since October 2004); Board of Governing Trustees of The Jackson
Age: 64                               Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                      Study (non-profit educational institute)
                                      (since May 1992); Special Limited Partner
                                      of Odyssey Investment Partners, LLC
                                      (private equity investment) (January
                                      1999-September 2004); Trustee of Research
                                      Foundation of AIMR (investment research,
                                      non-profit) (2000-2002); Governor, Jerome
                                      Levy Economics Institute of Bard College
                                      (economics research) (August
                                      1990-September 2001); Director of Ray &
                                      Berendtson, Inc. (executive search firm)
                                      (May 2000-April 2002). Oversees 62
                                      portfolios in the OppenheimerFunds
                                      complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Matthew P. Fink,                      Trustee of the Committee for Economic Development (policy research foundation)        None                    Over $100,000
Trustee since 2007                    (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 66                               1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004);
                                      Director of ICI Mutual Insurance Company
                                      (insurance company) (October 1991-June
                                      2004). Oversees 52 portfolios in the
                                      OppenheimerFunds complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Robert G. Galli,                      A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in the       None                    Over $100,000
Trustee since 2007                    OppenheimerFunds complex.
Age: 73

------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Phillip A. Griffiths,                 Distinguished Presidential Fellow for International Affairs (since 2002) and Member   None                    None
Trustee since 2007                    (since 1979) of the National Academy of Sciences; Council on Foreign Relations
Age: 68                               (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier)
                                      (since 2001); Senior Advisor of The Andrew
                                      W. Mellon Foundation (since 2001); Chair
                                      of Science Initiative Group (since 1999);
                                      Member of the American Philosophical
                                      Society (since 1996); Trustee of Woodward
                                      Academy (since 1983); Foreign Associate of
                                      Third World Academy of Sciences; Director
                                      of the Institute for Advanced Study
                                      (1991-2004); Director of Bankers Trust New
                                      York Corporation (1994-1999); Provost at
                                      Duke University (1983-1991). Oversees 52
                                      portfolios in the OppenheimerFunds
                                      complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Mary F. Miller,                       Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);     None                    Over $100,000
Trustee since 2007                    and Senior Vice President and General Auditor of American Express Company
Age: 64                               (financial services company) (July 1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Joel W. Motley,                       Managing Director of Public Capital Advisors, LLC (privately held financial           None                    Over $100,000
Trustee since 2007                    adviser) (since January 2006).  Director of Columbia Equity Financial Corp.
Age: 55                               (privately-held financial adviser) (since 2002); Managing Director of Carmona
                                      Motley, Inc. (privately-held financial
                                      adviser) (since January 2002); Managing
                                      Director of Carmona Motley Hoffman Inc.
                                      (privately-held financial adviser)
                                      (January 1998-December 2001); Member of
                                      the Finance and Budget Committee of the
                                      Council on Foreign Relations, Member of
                                      the Investment Committee of the Episcopal
                                      Church of America, Member of the
                                      Investment Committee and Board of Human
                                      Rights Watch and Member of the Investment
                                      Committee of Historic Hudson Valley.
                                      Oversees 52 portfolios in the
                                      OppenheimerFunds complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Russell S. Reynolds, Jr.,             Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.")             None                    Over $100,000
Trustee since 2007                    (corporate governance consulting and executive recruiting) (since 1993); Life
Age: 75                               Trustee of International House (non-profit educational organization); Former
                                      Trustee of The Historical Society of the
                                      Town of Greenwich; Former Director of
                                      Greenwich Hospital Association. Oversees
                                      52 portfolios in the OppenheimerFunds
                                      complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Joseph M. Wikler,                     Director of the  following  medical  device  companies:  Medintec  (since  1992) and  None                    Over $100,000
Trustee since 2007                    Cathco  (since 1996);  Director of Lakes  Environmental  Association  (environmental
Age: 66                               protection  organization)  (since 1996);  Member of the Investment  Committee of the
                                      Associated Jewish Charities of Baltimore
                                      (since 1994); Director of Fortis/Hartford
                                      mutual funds (1994-December 2001).
                                      Oversees 52 portfolios in the
                                      OppenheimerFunds complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------
Peter I. Wold,                        President of Wold Oil  Properties,  Inc.  (oil and gas  exploration  and  production  None                    Over $100,000
Trustee since 2007                    company)  (since 1994);  Vice President of American Talc Company,  Inc. (talc mining
Age: 59                               and  milling)  (since  1999);  Managing  Member of  Hole-in-the-Wall  Ranch  (cattle ranching) (since 1979); Vice President,
                                      Secretary and Treasurer of Wold Trona
                                      Company, Inc. (soda ash processing and
                                      production) (1996 - 2006); Director and
                                      Chairman of the Denver Branch of the
                                      Federal Reserve Bank of Kansas City
                                      (1993-1999); and Director of PacifiCorp.
                                      (electric utility) (1995-1999). Oversees
                                      52 portfolios in the OppenheimerFunds
                                      complex.
------------------------------------- ------------------------------------------------------------------------------------- ----------------------- -----------------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                        Interested Trustee and Officer
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------ -------------------------------------------------------------------------------------- ----------------------- ---------------------------
Name, Position(s) Held with Fund,    Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships         Dollar Range of      Aggregate Dollar Range Of
                                                                                                                             Shares Beneficially
                                                                                                                                   Owned in         Shares Beneficially Owned
Length of Service, Age               Held; Number of Portfolios in the Fund Complex Currently Overseen                             the Fund            in Supervised Funds
------------------------------------ -------------------------------------------------------------------------------------- ----------------------- ---------------------------
------------------------------------ -------------------------------------------------------------------------------------- ---------------------------------------------------
                                                                                                                                         As of December 31, _____
------------------------------------ -------------------------------------------------------------------------------------- ---------------------------------------------------
------------------------------------ -------------------------------------------------------------------------------------- ----------------------- ---------------------------
John V. Murphy,                      Chairman, Chief Executive Officer and Director of the Manager since June 2001;         None                    Over $100,000
Trustee since 2007 and President     President of the Manager (September 2000-March 2007); President and a director or
and Principal Executive Officer      trustee of other Oppenheimer funds; President and Director of Oppenheimer
since 2007                           Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                              Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                     2001); Director of OppenheimerFunds
                                     Distributor, Inc. (subsidiary of the
                                     Manager) (since November 2001); Chairman
                                     and Director of Shareholder Services, Inc.
                                     and of Shareholder Financial Services, Inc.
                                     (transfer agent subsidiaries of the
                                     Manager) (since July 2001); President and
                                     Director of OppenheimerFunds Legacy Program
                                     (charitable trust program established by
                                     the Manager) (since July 2001); Director of
                                     the following investment advisory
                                     subsidiaries of the Manager: OFI
                                     Institutional Asset Management, Inc.,
                                     Centennial Asset Management Corporation,
                                     Trinity Investment Management Corporation
                                     and Tremont Capital Management, Inc. (since
                                     November 2001), HarbourView Asset
                                     Management Corporation and OFI Private
                                     Investments, Inc. (since July 2001);
                                     President (since November 1, 2001) and
                                     Director (since July 2001) of Oppenheimer
                                     Real Asset Management, Inc.; Executive Vice
                                     President of Massachusetts Mutual Life
                                     Insurance Company (OAC's parent company)
                                     (since February 1997); Director of DLB
                                     Acquisition Corporation (holding company
                                     parent of Babson Capital Management LLC)
                                     (since June 1995); Member of the Investment
                                     Company Institute's Board of Governors
                                     (since October 3, 2003); Chief Operating
                                     Officer of the Manager (September 2000-June
                                     2001); President and Trustee of MML Series
                                     Investment Fund and MassMutual Select Funds
                                     (open-end investment companies) (November
                                     1999-November 2001); Director of C.M. Life
                                     Insurance Company (September 1999-August
                                     2000); President, Chief Executive Officer
                                     and Director of MML Bay State Life
                                     Insurance Company (September 1999-August
                                     2000); Director of Emerald Isle Bancorp and
                                     Hibernia Savings Bank (wholly-owned
                                     subsidiary of Emerald Isle Bancorp) (June
                                     1989-June 1998). Oversees 99 portfolios in
                                     the OppenheimerFunds complex.
------------------------------------ -------------------------------------------------------------------------------------- ----------------------- ---------------------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs.  Dishmon,  Gillespie  and Zack and Ms.  Bloomberg,  Two World  Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Petersen,
Szilagyi,  Vandehey  and Wixted and Ms.  Ives,  6803 S. Tucson Way,  Centennial,
Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                     Other Officers of the Fund
----------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with Fund, Length of    Principal Occupation(s) During Past 5 Years
Service, Age
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Randall Dishmon                                Vice President of the Manager since January 2005; Vice President of the Fund since 2007; Assistant Vice President and
Vice President since 2007                      Senior Research Analyst of the Manager (June 2001-January 2005).  Management consultant with Booz, Allen & Hamilton
Age: 41                                        (May 1998-June 2001).  A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Mark S. Vandehey,                              Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice President of
Vice President and Chief Compliance Officer    OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since
since 2007                                     June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of
Age: 56                                        99 portfolios in the OppenheimerFunds complex.

---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset
Treasurer and Principal Financial &            Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Accounting Officer since 2007                  Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc.
Age: 47                                        (since March 2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                               Institutional Asset Management,
                                               Inc. (since November 2000), and
                                               OppenheimerFunds Legacy Program
                                               (charitable trust program
                                               established by the Manager)
                                               (since June 2003); Treasurer and
                                               Chief Financial Officer of OFI
                                               Trust Company (trust company
                                               subsidiary of the Manager) (since
                                               May 2000); Assistant Treasurer of
                                               the following: OAC (since March
                                               1999),Centennial Asset Management
                                               Corporation (March 1999-October
                                               2003) and OppenheimerFunds Legacy
                                               Program (April 2000-June 2003);
                                               Principal and Chief Operating
                                               Officer of Bankers Trust
                                               Company-Mutual Fund Services
                                               Division (March 1995-March 1999).
                                               An officer of 99 portfolios in
                                               the OppenheimerFunds complex.
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Brian Petersen,                                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February
Assistant Treasurer since 2007                 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 99 portfolios in
Age: 36                                        the OppenheimerFunds complex.

---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Brian C. Szilagyi,                             Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First
Assistant Treasurer since 2007                 Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 37                                        Director of Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 99 portfolios in the OppenheimerFunds complex.
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Robert G. Zack,                                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel
Secretary since 2007                           and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation
Age: 58                                        (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since
                                               December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September
                                               1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                               President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                               Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                               Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                               OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                               Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                               Senior Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                                               General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                               Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                               OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 99 portfolios in the
                                               OppenheimerFunds complex.
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives,                              Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of the Manager; Vice
Assistant Secretary since 2007                 President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                                        Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder
                                               Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                               Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 99 portfolios in the OppenheimerFunds complex.
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                             Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April 2001-April 2004),
Assistant Secretary since 2007                 Associate General Counsel (December 2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 39                                        General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 99 portfolios in the OppenheimerFunds complex.
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie,                          Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice President
Assistant Secretary since 2007                 (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 43                                        Management: An officer of 99 portfolios in the OppenheimerFunds complex.

---------------------------------------------- -----------------------------------------------------------------------------------------------------------------------

       Remuneration of the Officers and Trustees. The officers and the
Interested Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. It is estimated that the Independent Trustees of the Fund will receive the Aggregate Compensation from the Fund shown below for serving as a trustee and member of a committee (if applicable), with respect to the period from the Fund's inception through April 30, 2008, its first fiscal year end. The Total Compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a
Trustee or Director and as a member of a committee (if applicable) of other funds in the OppenheimerFunds complex during the calendar year ended December
31, 2006. As of the date of this SAI, the Independent Trustees have not received any compensation from the Fund.

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
        Name and Other Fund Position(s) (as applicable)      Estimated Aggregate Compensation From      Total Compensation From the Funds and Fund
                                                                          the Fund (1)                                   Complex
                                                                Fiscal Year ended April 30, 2008               Year ended December 31, 2006
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Brian F. Wruble(2)                                                    $__(10)                                    $241,260 (3)
      Chairman of the Board
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Matthew P. Fink
      Governance Committee Member and Regulatory &                            $__                                        $113,472
      Oversight Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Robert G. Galli
      Regulatory & Oversight Committee Chairman                               $__                                     $264,812 ((4))
      Governance Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Phillip A. Griffiths
      Governance Committee Chairman and Regulatory &                        $__((5))                                     $150,760
      Oversight Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Mary F. Miller
      Audit Committee Member and Governance Committee                       $__(9)                                      $106,792
      Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Joel W. Motley
      Audit Committee Chairman and Regulatory & Oversight                   $__((6))                                     $150,760
      Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Russell S. Reynolds, Jr.
      Audit Committee Member and Governance Committee                         $__                                        $110,120
      Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Joseph M. Wikler
      Audit Committee Member and Regulatory & Oversight                     $__((7))                                     $99,080
      Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      Peter I. Wold
      Audit Committee Member and Governance Committee
      Member                                                                 $__(8)                                      $99,080
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
(1)          "Estimated Aggregate Compensation From the Funds" includes fees and deferred compensation, if any, for a Trustee.
(2)          Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
(3)          Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006)
             that are not Board I Funds.
(4)          Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
(5)          Includes $__ deferred by Mr. Griffiths under the "Compensation
             Deferral Plan" described below.
(6)          Includes $__ deferred by Mr. Motley under the "Compensation Deferral
             Plan" described below.
(7)          Includes $__ deferred by Mr. Wikler under the "Compensation Deferral
             Plan" described below.
(8)          Includes $__ deferred by Mr. Wold under the "Compensation Deferral
             Plan" described below.
(9)         Includes $__ deferred by Ms. Miller under the "Compensation Deferral
             Plan" described below
(10)         Includes $__ deferred by Mr. Wruble under the "Compensation Deferral
             Plan" described below

         |X| Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

         |X| Major Shareholders. As of the date of this SAI, the Fund had not commenced operations and OppenheimerFunds, Inc. is the only shareholder of record of the Fund due to its initial investment of the "seed money" required for the Fund to commence operations.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The
Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy
Voting Guidelines or the Proxy Voting Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o             The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless
              circumstances indicate otherwise.
o             The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o             In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o             The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o The Fund opposes proposals to classify the board of directors. o The Fund supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options without shareholder approval.
o             The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

|X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the
Manager's Global Equity Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager.  The Fund's portfolio is managed by Randall Dishmon (the
"Portfolio  Manager").  He is the person who is  responsible  for the day-to-day management of the Fund's investments.

Other Accounts  Managed by the Portfolio  Manager.  In addition to managing the Fund's  investment  portfolio,  Mr.  Dishmon also manages  other  investment portfolios,  on behalf of the Manager or its  affiliates.  The  following  table provides information regarding those portfolios as of June 30, 2007:

-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
                                                          Registered Investment Companies
                                                                                             Other Pooled Investment Vehicles           Other Accounts
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
Accounts Managed
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
Total Assets Managed(1,2)
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
Accounts with Performance-Based Advisory Fees
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
Total Assets in Accounts with Performance-Based Advisory
Fees(1,2)
-------------------------------------------------------- ---------------------------------- ------------------------------------ ------------------------------
         1. In millions.
         2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

       As indicated above, the Portfolio Manager also manages other funds.
Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Compensation of the Portfolio Manager. The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the date of this SAI, the
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - Global
Multi-Cap Value Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio
Manager. Except as described below, the compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above. The compensation structure of one other fund managed by the Portfolio Manager is different from the compensation structure of the Fund, described above. A portion of the Portfolio
Manager's compensation with regard to that fund may, under certain circumstances, include an amount based in part on the amount of the fund's management fee.

Ownership of Fund Shares. As of the date of this SAI, the Fund had not commenced operations and therefore, the Portfolio Manager did not own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment
Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution"
means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding.
However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         Because the Fund is new and has not completed its first fiscal year, no brokerage fees were paid to any broker during the last three years.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares. Because the Fund has not completed its first fiscal year, no compensation was paid to the Distributor during the last three years.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees,(1) cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level.
The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X| Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B,
Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o             may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B, Class C and Class N shares,  o bears the costs of sales  literature,  advertising  and  prospectuses
(other  than those  furnished  to  current  shareholders)  and state  "blue sky"
registration fees and certain other distribution expenses,
o             may not be able to adequately compensate dealers that sell Class
              B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o             receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o             may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o             may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o             may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         During a calendar year, the Distributor's actual expenses in selling
Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those categories of expenses exceed the capped amount, the Distributor bears the excess costs. If the Class B, Class C or Class N plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares prior to the termination of the plan.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o Payments made by the Fund, or by an investor buying or selling shares of the
Fund may include:

o                   depending on the share class that the investor selects,
                    contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o                   ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund -- Distribution and
                    Service Plans" above);
o                   shareholder servicing payments for providing omnibus
                    accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o            Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o                   These types of payments may reflect compensation for
                    marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms
                    and programs, transaction processing or other services;
o                   The Manager and Distributor each may also pay other
                    compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD.
                    Payments are made based on the guidelines established by the
                    Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the
Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o            transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o            program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o            placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:
  1st Global Capital Co.                                                     Advantage Capital Corporation / FSC
   Aegon                                                                     Aetna Life Ins & Annuity Co.
   AG Edwards                                                                AIG Financial Advisors
   AIG Life                                                                  Allianz Life Insurance Company
   Allstate Life                                                             American Enterprise Life Insurance
   American General Annuity                                                  American Portfolios
   Ameriprise                                                                Ameritas
   Annuity Investors Life                                                    Associated Securities
   AXA Advisors                                                              AXA Equitable Life Insurance
   Banc One Securities Corporation                                           BNY Investment Center
   Cadaret Grant & Co, Inc.                                                  Chase Investment Services
   Citicorp Investment Services, Inc.                                        Citigroup Global Markets Inc (SSB)
   CitiStreet                                                                Citizen's Bank of Rhode Island
   Columbus Life                                                             Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                                             CUSO Financial Services, L.P.
   Edward D Jones & Co.                                                      Federal Kemper
   Financial Network (ING)                                                   GE Financial Assurance
   GE Life & Annuity                                                         Genworth Financial
   GlenBrook Life and Annuity Co.                                            Great West Life
   Hartford Life Insurance Co.                                               HD Vest Investment Services
   Hewitt Associates                                                         IFMG Securities, Inc.
   ING Financial Advisers                                                    ING Financial Partners
   Jefferson Pilot Securities Co.                                            Kemper Investors Life Insurance Co.
   Legend Equities Co.                                                       Legg Mason Wood Walker
   Lincoln Benefit National Life                                             Lincoln Financial
   Lincoln Investment Planning, Inc.                                         Linsco Private Ledger Financial
   Mass Mutual                                                               McDonald Investments, Inc.
   Merrill Lynch                                                             Minnesota Life
   Mony Life                                                                 Morgan Stanley Dean Witter
   Multifinancial (ING)                                                      Mutual Service Co.
   National Planning Co.                                                     Nationwide
   NFP                                                                       Park Avenue Securities LLC
   PFS Investments, Inc.                                                     Phoenix Life Insurance Co.
   Plan Member Securities                                                    Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                                        Protective Life Insurance Co.
   Provident Mutual Life & Annuity                                           Prudential
   Raymond James & Associates, Inc.                                          RBC Daine Rauscher
   Royal Alliance                                                            Securities America, Inc.
   Security Benefit                                                          Security First-Metlife
   Signator Investments                                                      Sun Life Insurance Co.
   Sun Trust Securities, Inc.                                                Thrivent Financial
   Travelers Life & Annuity Co.                                              UBS Financial Services, Inc.
   Union Central                                                             United Planners
   Wachovia                                                                  Walnut Street Securities (Met Life)
   Waterstone Financial Group                                                Wells Fargo

         For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  1st Global Capital Co.                                                    A G Edwards
  ACS HR Solutions                                                          ADP
  AETNA Life Ins & Annuity Co.                                              Alliance Benefit Group
  American Enterprise Investments                                           American Express Retirement Service
  American Funds (Fascorp)                                                  American United Life Insurance Co.
  Ameriprise                                                                Ameritrade, Inc.
  AMG Administrative Management Group                                       AST (American Stock & Transfer)
  AXA Advisors                                                              Baden Retirement
  BCG - New                                                                 BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                                               Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                                         Benefit Plans Administration
  Benetech, Inc.                                                            Bisys
  Boston Financial Data Services                                            Ceridian
  Charles Schwab & Co, Inc.                                                 Citigroup Global Markets Inc (SSB)
  CitiStreet                                                                City National Investments
  Clark Consulting                                                          CPI
  DA Davidson & Co.                                                         Daily Access. Com, Inc.
  Davenport & Co, LLC                                                       David Lerner Associates
  Digital Retirement Solutions                                              DR, Inc.
  Dyatech                                                                   E*Trade Clearing LLC
  Edgewood                                                                  Edward D Jones & Co.
  Equitable Life / AXA                                                      ERISA Administrative Svcs, Inc
  ExpertPlan.com                                                            FAS Co. (FASCore/RK Pro)
  FBD Consulting                                                            Ferris Baker Watts, Inc.
  Fidelity                                                                  First Clearing LLC
  First Southwest Co.                                                       First Trust - Datalynx
  First Trust Corp                                                          Franklin Templeton
  Geller Group                                                              Great West Life
  H&R Block Financial Advisors, Inc.                                        Hartford Life Insurance Co.
  HD Vest Investment Services                                               Hewitt Associates
  HSBC Brokerage USA, Inc.                                                  ICMA - RC Services
  Independent Plan Coordinators                                             Ingham Group
  Interactive Retirement Systems                                            Invesmart
  Janney Montgomery Scott, Inc.                                             JJB Hillard W L Lyons, Inc.
  John Hancock                                                              JP Morgan
  July Business Services                                                    Kaufman & Goble
  Legend Equities Co.                                                       Legg Mason Wood Walker
  Lehman Brothers, Inc.                                                     Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                                         Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                                           MassMutual
  Matrix Settlement & Clearance Services                                    McDonald Investments, Inc.
  Mercer HR Services                                                        Merrill Lynch
  Mesirow Financial, Inc.                                                   MetLife
  MFS Investment Management                                                 Mid Atlantic Capital Co.
  Milliman USA                                                              Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                                                Nathan & Lewis Securities, Inc.
  National City Bank                                                        National Deferred Comp
  National Financial                                                        National Investor Services Co.
  Nationwide                                                                Newport Retirement Services
  Northwest Plan Services                                                   NY Life Benefits
  Oppenheimer & Co, Inc.                                                    Peoples Securities, Inc.
  Pershing                                                                  PFPC
  Piper Jaffray & Co.                                                       Plan Administrators
  Plan Member Securities                                                    Primevest Financial Services, Inc.
  Principal Life Insurance                                                  Prudential
  PSMI Group                                                                Quads Trust Company
  Raymond James & Associates, Inc.                                          Reliastar
  Robert W Baird & Co.                                                      RSM McGladrey
  Scott & Stringfellow, Inc.                                                Scottrade, Inc.
  Southwest Securities, Inc.                                                Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                                             Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                                                 Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                                                Symetra
  T Rowe Price                                                              The 401k Company
  The Princeton Retirement Group Inc.                                       The Retirement Plan Company, LLC
  TruSource                                                                 TruSource Union Bank of CA
  UBS Financial Services, Inc.                                              Unified Fund Services (UFS)
  US Clearing Co.                                                           USAA Investment Management Co.
  USI Consulting Group                                                      Valic
  Vanguard Group                                                            Wachovia
  Web401K.com                                                               Wedbush Morgan Securities
  Wells Fargo                                                               Wilmington Trust

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o             Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o             The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency. o The principal value of the Fund's shares, and total returns are not  guaranteed  and normally  will  fluctuate  on a daily basis.  o When an investor's  shares  are  redeemed,  they may be worth  more or less  than  their original  cost. o Total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

              In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class
N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on
Class Y shares.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n          - 1        =Average Annual Total Return
  P

o Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD   l/n            - 1     = Average Annual Total Return (After Taxes on Distributions)
---
  P

o Average Annual Total Return (After Taxes on Distributions and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    l/n           - 1      = Average Annual Total Return (After Taxes on Distributions and Redemptions)
---
  P

o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

      ERV - P               = Total Return
---------------------
         P

o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the world stock funds.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar
Rating metrics.

|X| Performance Rankings and Comparisons by Other Entities and Publications.
From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or
similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix A contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
(the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix A to this
SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                                                Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                                       Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                                                  Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                                                      Active Allocation Fund
Oppenheimer Core Bond Fund                                                         Equity Investor Fund
Oppenheimer California Municipal Fund                                              Conservative Investor Fund
Oppenheimer Capital Appreciation Fund                                              Moderate Investor Fund
Oppenheimer Capital Income Fund                                                Oppenheimer Principal Protected Main Street Fund
Oppenheimer Champion Income Fund                                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Commodity Strategy Total Return Fund                               Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Convertible Securities Fund                                        Oppenheimer Quest Balanced Fund
Oppenheimer Developing Markets Fund                                            Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Discovery Fund                                                     Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Dividend Growth Fund                                               Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Growth Fund                                               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                                         Oppenheimer Real Estate Fund
Oppenheimer Enterprise Fund                                                    Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Fund, Inc.                                                  Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Fund                                                        Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Opportunities Fund                                          Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Gold & Special Minerals Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Growth Fund                                                        Oppenheimer Rochester National Municipals
Oppenheimer International Bond Fund                                            Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Diversified Fund                                     Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Growth Fund                                          Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Small Company Fund                                   Oppenheimer Select Value Fund
Oppenheimer International Value Fund                                           Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited Term California Municipal Fund                             Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited-Term Government Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund                                        Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund                                                   Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund                                       Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund                                         Rochester Fund Municipals

LifeCycle Funds
   Oppenheimer Transition 2010 Fund
   Oppenheimer Transition 2015 Fund
   Oppenheimer Transition 2020 Fund
   Oppenheimer Transition 2030 Fund

And the following money market funds:
Oppenheimer Cash Reserves                                                      Centennial Government Trust
Oppenheimer Institutional Money Market Fund                                    Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                                            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                                         Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class
A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves on
which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class
C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a
Letter. If the intended purchase amount under a Letter entered into by an
OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)               Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)               Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)               Class A, Class B or Class C shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer
                  funds that were acquired subject to a Class A initial or
                  contingent deferred sales charge or (2) Class B or Class C shares of one of the other Oppenheimer funds that were
                  acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

         Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &
Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.
If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

         Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

         Class A Shares Subject to a Contingent Deferred Sales Charge. Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

         |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans,
         Profit-Sharing Plans and Money Purchase Pension Plans,
o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans, o to all  trustee-to-trustee  IRA transfers, o to all
90-24 type 403(b) transfers, o to Group Retirement Plans (as defined in Appendix
A to this SAI) which have entered into a special  agreement with the Distributor for that purpose,
o                 to Retirement Plans qualified under Sections 401(a) or 401(k)
                  of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o                 to Retirement Plans of a plan sponsor where the aggregate
                  assets of all such plans invested in the Oppenheimer funds is
                  $500,000 or more,
o to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets, o to OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase  with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds,  and o to  certain  customers  of  broker-dealers  and financial  advisors  that are  identified  in a special  agreement  between  the broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on: o purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the  redemption  proceeds of Class A shares
of  one  or   more   Oppenheimer   funds   (other   than   rollovers   from   an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o                 purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
                  redemption proceeds of Class C shares of one or more
                  Oppenheimer funds held by the plan for more than one year
                  (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the
                  Oppenheimer funds), and
o                 on purchases of Class N shares by an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:  o A Fund account whose shares were acquired after September 30th of the prior year; o A Fund account that has a balance  below $500 due to the automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o A Fund account that has only certificated shares and, has a balance below
$500  and is  being  escheated;  o  Accounts  of  shareholders  that are held by broker-dealers  under the NSCC  Fund/SERV  system;  o  Accounts  held  under the
Oppenheimer Legacy Program and/or holding certain  Oppenheimer  Variable Account
Funds; o Omnibus  accounts  holding shares  pursuant to the Pinnacle,  Ascender,
Custom Plus,  Record(k)eeper Pro and Pension Alliance  Retirement Plan programs;
and o A fund  account  that falls  below the $500  minimum  solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

         |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows: o Equity securities traded on a U.S. securities exchange are valued as follows:
(1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or

(2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or,  if not,  at the  closing  "bid"  price  on the  valuation  date.  o  Equity securities traded on a foreign  securities  exchange generally are valued in one of the  following  ways:  (1) at the last sale price  available  to the  pricing service  approved  by the  Board  of  Trustees,  or (2) at the last  sale  price obtained by the Manager from the report of the  principal  exchange on which the security  is traded at its last  trading  session on or  immediately  before the valuation date, or (3) at the mean between the "bid" and "asked" prices obtained from the principal  exchange on which the security is traded or, on the basis of reasonable  inquiry,  from two market makers in the security.  o Long-term  debt securities having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices  determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable  inquiry.  o
The  following  securities  are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable  inquiry:  (1) debt instruments that have a maturity of more than 397 days when issued,  (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days, and (3)
non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less. o The  following securities  are  valued at cost,  adjusted  for  amortization  of  premiums  and accretion of  discounts:  (1) money market debt  securities  held by a non-money market  fund that had a maturity  of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining  maturity  of 397 days or less.  o  Securities
(including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a security may be priced at the mean  between  the "bid" and "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked"
price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may  reinvest  all or part  of the  redemption  proceeds  of:  o Class A  shares purchased  subject  to an  initial  sales  charge  or Class A shares  on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must: (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3)
conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the
Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix A to this
SAI).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an
Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this SAI.

         Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares
As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                                            Centennial New York Tax Exempt Trust
     Centennial Government Trust                                                       Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:
     Limited Term New York Municipal Fund                                              Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer AMT-Free Municipals                                                   Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer AMT-Free New York Municipals                                          Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer California Municipal Fund                                             Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Institutional Money Market Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer International Value Fund                                              Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund                                Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term Municipal Fund                                           Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Money Market Fund, Inc.                                               Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund                                             Oppenheimer Senior Floating Rate Fund
     Oppenheimer Principal Protected Main Street Fund II                               Rochester Fund Municipals
     Oppenheimer Pennsylvania Municipal Fund

     The following funds do not offer Class Y shares:
     Limited Term New York Municipal Fund                                             Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free Municipals                                                  Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                                         Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Balanced Fund                                                        Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer California Municipal Fund                                            Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Capital Income Fund                                                   Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer Cash Reserves                                                         Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer Convertible Securities Fund                                           Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Dividend Growth Fund                                                  Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                                          Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Institutional Money Market Fund                                       Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund                                Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term Municipal Fund                                           Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer New Jersey Municipal Fund                                             Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o        Oppenheimer Institutional Money Market Fund only offers Class E,
         Class L and Class P shares.
o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
         Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
         Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
         until after the expiration of the warranty period (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
         III until after the expiration of the warranty period (12/16/2011).
o        Class A, Class B, Class C and Class N shares of each of Oppenheimer
         Developing Markets Fund and Oppenheimer International Small Company
         Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any Oppenheimer fund (other than Oppenheimer Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When Class A shares of Oppenheimer Rochester National Municipals and Rochester
Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market
Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.
That is because of the effect of the asset-based sales charge on Class B, Class
C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable year.
In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer
Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm.  _________ serves as the independent  registered public accounting firm for the Fund_________  audits the
Fund's   financial   statements  and  performs  other  related  audit  services.
___________ also acts as the independent  registered  public accounting firm for the Manager and certain other funds  advised by the Manager and its  affiliates.
Audit  and  non-audit  services  provided  by  ___________  to the Fund  must be pre-approved by the Audit Committee.

                                   Appendix A

             OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans, 3) employee benefit plans(3) 4) Group Retirement Plans(4) 5) 403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional
                  IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in
the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(5) This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more.
|_|           Purchases of Class A shares by a Retirement Plan that was
              permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
              1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
              $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified
                  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner
                  & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
                  mutual funds, other than those advised or managed by Merrill
                  Lynch Investment Management, L.P. ("MLIM"), that are made
                  available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and
                  (b) funds advised or managed by MLIM (the funds described in
                  (a) and (b) are referred to as "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the
                  Retirement Plan and Merrill Lynch. On the date the plan
                  sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds)
                  invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more
                  eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.  Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|           Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
              relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|           Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
|_|           Dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|           Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers
              (and which are identified as such to the Distributor) or with the
              Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|           Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|           Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|           "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|           Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor)
              who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial
              intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|           Directors, trustees, officers or full-time employees of OpCap
              Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|           Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with
the Distributor. |_| Dealers, brokers, banks, or registered investment advisers
that have entered into an agreement
              with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or
              investment adviser provides administration services.
|_|           Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
              Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
              purchases.
|_|           A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
              Advisors) whose Class B or Class C shares of a Former Quest for
              Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
              November 24, 1995.
|_|           A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
              clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
|_|           Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange
              offers, to which the Fund is a party.
|_|           Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|           Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
              recordkeepers.
|_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|           Shares purchased in amounts of less than $5.

1.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25%
      is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|           Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|           Involuntary redemptions of shares by operation of law or
              involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|           For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the
              Internal Revenue Code) of the
                  participant or beneficiary. The death or disability must occur after the participant's account was established.
              2) To return excess contributions.
              3) To return contributions made due to a mistake of fact. 4)
              Hardship withdrawals, as defined in the plan.(6)
              5) Under a Qualified Domestic Relations Order, as defined in the
              Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the
                  Internal Revenue Code.
              8)  For loans to participants or beneficiaries. 9) Separation from service.(7)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|           For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.

III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be
waived for redemptions of shares in the following cases: |_| Shares redeemed
involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|_|           Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|           The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|           Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill
              Lynch.
|_|           Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|           Redemptions of Class C shares of an Oppenheimer fund in amounts of
              $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement
              Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
              Oppenheimer funds.
|_|           Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an
                  Oppenheimer fund.
              2) To return excess contributions made to a participant's account.
              3) To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.(9) 5) To make distributions required under a Qualified Domestic Relations Order or, in the
                  case of an IRA, a divorce or separation agreement described in
                  Section 71(b) of the Internal Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the
                  Internal Revenue Code.
              8) For loans to participants or beneficiaries.(10) 9) On account of the participant's separation from service.(11) 10)
              Participant-directed redemptions to purchase shares of a mutual fund (other than a
                  fund managed by the Manager or a subsidiary of the Manager)
                  offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or
                  "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an
                  Automatic Withdrawal Plan after the participant reaches age 59
                  1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal
                  Plan for an account other than a Retirement Plan, if the
                  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by
                  broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares or Class C shares under an Automatic
              Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C
shares sold or issued in the following cases: |_| Shares sold to the Manager or
its affiliates.
|_|           Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their
              "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
    Funds Who Were Shareholders of Former Quest for Value Funds
-----------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or SAI of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                 Oppenheimer Quest International Value Fund,
     Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|           purchased by such shareholder by exchange of shares of another
              Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------------------ -------------------------------------- -------------------------------------------- ----------------------------
                                           Initial Sales Charge as a % of         Initial Sales Charge as a % of Net Amount    Concession as % of
Number of Eligible Employees or Members    Offering Price                         Invested                                     Offering Price
------------------------------------------ -------------------------------------- -------------------------------------------- ----------------------------
------------------------------------------ -------------------------------------- -------------------------------------------- ----------------------------
9 or Fewer                                                 2.50%                                     2.56%                                2.00%
------------------------------------------ -------------------------------------- -------------------------------------------- ----------------------------
------------------------------------------ -------------------------------------- -------------------------------------------- ----------------------------
At least 10 but not more than 49                           2.00%                                     2.04%                                1.60%
------------------------------------------ -------------------------------------- -------------------------------------------- ----------------------------

----------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI. Individuals who qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: o Shareholders who were shareholders of the
AMA Family of Funds on February 28, 1991 and who
                  acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o                 Shareholders who acquired shares of any Former Quest for Value
                  Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o                 withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security
Administration); o withdrawals under an automatic withdrawal plan (but only for
Class B or Class C shares) where
                  the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.           Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were
                         Shareholders of Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation
     Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
         403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; 8) in connection with automatic redemptions of Class A shares and
     Class B shares in certain
         retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.             Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
----------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer
Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
----------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
              Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|           dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Global Value Fund

Internet Website:
         www.oppenheimerfunds.com

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street,11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street,11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP (225.5677)

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York, 11245

Independent Registered Public Accounting Firm

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

PX___.001.__07

-----------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons
(the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase shares of an
Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          OPPENHEIMER GLOBAL VALUE FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated June 28, 2007: Filed herewith.

(b) By-Laws: To be filed by amendment.

(c) Not applicable.

(d) Investment Advisory Agreement: To be filed by amendment.

(e) (i) General Distributor's Agreement: To be filed by amendment.

(ii) Dealer Agreement of OppenheimerFunds Distributor, Inc.: To be filed by amendment.

(iii) Broker Agreement of OppenheimerFunds Distributor, Inc.: To be filed by amendment.

(iv) Agency Agreement of OppenheimerFunds Distributor, Inc.: To be filed by amendment.

         (v) Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: To be filed by amendment.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: To be filed by amendment.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors: To be filed by amendment.

         (ii) Deferred Compensation Plan for Disinterested Trustees/Directors:
To be filed by amendment.

(g) (i) Global Custody Agreement: To be filed by amendment.

         (ii) Amendment to the Global Custody Agreement: To be filed by amendment.

(h) Not applicable.

(i) Opinion and Consent of Counsel: To be filed by amendment.

(j) Independent Auditor's Consent: To be filed by amendment.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

(m) (i) Not applicable.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3: To be filed by amendment.

(o) (i) Power of Attorney for all Trustees/Directors: To be filed by amendment.

(ii) Power of Attorney for Brian W. Wixted: To be filed by amendment.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds under Rule
17j-1 of the Investment Company Act of 1940: To be filed by amendment.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article IX of Registrant's Declaration of
Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Name and Current Position with OppenheimerFunds,
Inc.                                                  Other Business and Connections During the Past Two Years
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy L. Abbuhl,                                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Agan,                                          Senior Vice President of Shareholder Financial Services, Inc. and Shareholders Services,  Inc.; Vice
Senior Vice President                                 President of OppenheimerFunds  Distributor,  Inc.,  Centennial Asset Management  Corporation and OFI
                                                      Private Investments Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carl Algermissen,                                     None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Amato,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Erik Anderson,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Janette Aprilante,                                    Secretary  (since  December 2001) of:  Centennial  Asset  Management  Corporation,  OppenheimerFunds
Vice President & Secretary                            Distributor,  Inc.,  HarbourView Asset Management  Corporation  (since June 2003),  Oppenheimer Real
                                                      Asset Management,  Inc., Shareholder Financial Services,  Inc., Shareholder Services,  Inc., Trinity
                                                      Investment  Management  Corporation  (since  January 2005),  OppenheimerFunds  Legacy  Program,  OFI
                                                      Private Investments Inc. (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                                      2003). Assistant Secretary of OFI Trust Company (since December 2001).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Hany S. Ayad,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Baker,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James F. Bailey,                                      Senior Vice President of Shareholder  Services,  Inc. (since March 2006). Formerly Vice President at
Senior Vice President                                 T. Row Price Group (September 2000 - January 2006).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Michael Banta,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joanne Bardell,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adam Bass,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Baum,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeff Baumgartner,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marc Baylin,                                          Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Todd Becerra,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lalit K. Behal,                                       Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen Beichert,                                    Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald B. Bellamy,                                    Assistant Vice President (Sales Manager of the International  Division) of OFI  Institutional  Asset
Assistant Vice President                              Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Erik S. Berg,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Bertucci,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rajeev Bhaman,                                        None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Craig Billings,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark Binning,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert J. Bishop,                                     Treasurer  (since  October  2003)  of  OppenheimerFunds   Distributor,  Inc.  and  Centennial  Asset
Vice President                                        Management Corporation.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Beth Bleimehl,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                                    None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Veronika Boesch,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Chad Boll,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Antulio N. Bomfim,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michelle Borre Massick,                               None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lori E. Bostrom,                                      None
Vice President & Senior Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Bourgeois,                                       Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Boydell,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Garrett C. Broadrup,                                  Formerly an Associate at Davis Polk & Wardwell (October 2002 - October 2006)
Assistant Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Bromberg,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristine Bryan-Levin,                                 None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stephanie Bullington,                                 Formerly Fund  Accounting  Manager at Madison Capital  Management  Company (July 2005 - October 2005
Assistant Vice President                              and Fund  Accounting  Officer  at  Butterfield  Fund  Services  (Bermuda)  Limited  (a wholly  owned subsidiary of the Bank of
NT Butterfield & Sons) (September 2003 - June 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Burke,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark Burns,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
JoAnne Butler                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Geoffrey Caan,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dale William Campbell,                                Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Campbell,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Catherine Carroll,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Debra Casey,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Maria Castro,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Chaffee,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Chibnik,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Sheng Chu,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brett Clark,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
H.C. Digby Clements,                                  None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Closs                                          Formerly (until January 2007) Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Peter V. Cocuzza,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald James Concepcion,                              None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Corbett,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Susan Cornwell,                                       Senior Vice President of Shareholder Financial Services,  Inc. and Shareholder Services,  Inc.; Vice
Senior Vice President                                 President of  OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset  Management  Corporation  and
                                                      OppenheimerFunds Legacy Program.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Cheryl Corrigan,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Belinda J. Cosper,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott Cottier,                                        None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Laura Coulston,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
George Curry,                                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie C. Cusker,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Dachille,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Damian,                                          None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Dawson,                                        None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kendra Delisa,                                        Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard Demarco,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Craig P. Dinsell,                                     None
Executive Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Randall C. Dishmon,                                   None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rebecca K. Dolan,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steven D. Dombrower,                                  Senior  Vice  President  of  OFI  Private  Investments  Inc.;  Vice  President  of  OppenheimerFunds
Vice President                                        Distributor, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Doyle,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bruce C. Dunbar,                                      None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Dvorak,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard Edmiston,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
A. Taylor Edwards,                                    Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Venkat Eleswarapu,                                    Formerly Associate Professor of Finance at Texas Tech University (July 2005 - December 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel R. Engstrom,                                   None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James Robert Erven                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
George R. Evans,                                      None
Senior Vice President & Director of International
Equities
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward N. Everett,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathy Faber,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Falicia,                                        Assistant Secretary (as of July 2004) of HarbourView Asset Management Corporation.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew Farkas,                                       Formerly Associate at Epstein Becker & Green, P.C. (September 2000 - March 2006).
Assistant Vice President and Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristie Feinberg,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Emmanuel Ferreira,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ronald H. Fielding,                                   Vice President of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI Mutual Insurance  Company;
Senior Vice President;                                Governor of St.  John's  College;  Chairman of the Board of  Directors  of  International  Museum of
Chairman of the Rochester Division                    Photography at George Eastman House.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bradley G. Finkle,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steven Fling,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John E. Forrest,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Foxhoven,                                       Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Colleen M. Franca,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Barbara Fraser,                                       Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dominic Freud,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dan Gagliardo,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Hazem Gamal,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Gapay                                         Formerly (until January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Seth Gelman,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy Gerlach,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Subrata Ghose,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles W. Gilbert,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Gibson,                                          Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Phillip S. Gillespie,                                 None
Senior Vice President & Assistant Secretary
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Alan C. Gilston,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill E. Glazerman,                                    None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Benjamin J. Gord,                                     Vice  President  of  HarbourView  Asset  Management  Corporation  and  of  OFI  Institutional  Asset
Vice President                                        Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Leyla Greengard,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert B. Grill,                                      None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carol Guttzeit,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marilyn Hall,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kelly Haney,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steve Hauenstein,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert W. Hawkins,                                    Formerly an Associate at Shearman and Sterling LLP (July 2004 - August 2005).
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas B. Hayes,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer Kane Heathwood,                              None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Heidi Heikenfeld,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Annika Helgerson,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Herrmann,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dennis Hess,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph Higgins,                                       Vice President of OFI Institutional Asset Management, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dorothy F. Hirshman,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Hoelscher,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Hourihan,                                       Assistant  Secretary of OFI Institutional Asset Management,  Inc. (since April 2006).  Formerly Vice
Vice President & Associate Counsel                    President and Senior Counsel at Massachusetts Financial Service Company (June 2004 - March 2006).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward Hrybenko,                                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,                              None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott T. Huebl,                                       Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Margaret Hui,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dana Hunter,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Huttlin,                                         Senior  Vice  President  (Director  of the  International  Division)  (since  January  2004)  of OFI
Senior Vice President                                 Institutional Asset Management,  Inc.; Director (since June 2003) of OppenheimerFunds  International
                                                      Distributor Limited.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James G. Hyland,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kelly Bridget Ireland,                                None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen T. Ives,                                     Vice  President  and  Assistant  Secretary of  OppenheimerFunds  Distributor,  Inc. and  Shareholder
Vice President, Senior Counsel & Assistant Secretary  Services,  Inc.;  Assistant Secretary of Centennial Asset Management  Corporation,  OppenheimerFunds
                                                      Legacy Program and Shareholder Financial Services, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William Jaume,                                        Senior Vice  President of HarbourView  Asset  Management  Corporation  and OFI  Institutional  Asset
Vice President                                        Management, Inc.; Director of OFI Trust Company.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Frank V. Jennings,                                    None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Jennings,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Kadehjian,                                       Formerly Vice President, Compensation Manager at The Bank of New York (November 1996-November 2004).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Kandilis,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Amee Kantesaria,                                      Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and                          (May 2005-December 2006).
Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rezo Kanovich,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas W. Keffer,                                     None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Keogh,                                        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Kiernan,                                         Formerly Vice President and Senior Compliance Officer,  Guardian Trust Company,  FSB at The Guardian
Assistant Vice President & Marketing Compliance       Life Insurance Company of America (since February 1998 - November 2005).
Manager
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Kim,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Audrey Kiszla, Formerly Vice President at First Horizon Merchant Services
(December 2005- May 2006); Director at Vice President Janus (January 1998 -
August 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Klassen,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tatyana Kosheleva,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Martin S. Korn,                                       None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Kramer,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Kunz,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gloria LaFond,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Lamentino,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tracey Lange,                                         Vice President of OppenheimerFunds Distributor, Inc. and OFI Private Investments Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,                                   President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Latino,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gayle Leavitt,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christopher M. Leavy,                                 None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Lee,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Randy Legg,                                           None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Laura Leitzinger,                                     Senior Vice President of Shareholder Services, Inc. and Shareholder Financial Services, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Justin Leverenz,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael S. Levine,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Levitt,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gang Li,                                              None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Shanquan Li,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie A. Libby,                                       Senior Vice President of OFI Private Investments Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Lifshey,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mitchell J. Lindauer,                                 None
Vice President & Assistant General Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bill Linden,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Malissa B. Lischin,                                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Justin Livengood,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David P. Lolli,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel G. Loughran                                    None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patricia Lovett,                                      Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice President of Shareholder
Vice President                                        Services, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Misha Lozovik,                                        None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dongyan Ma,                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steve Macchia,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Martin,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jerry Mandzij,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Angelo G. Manioudakis                                 Senior Vice President of HarbourView  Asset Management  Corporation and of OFI  Institutional  Asset
Senior Vice President                                 Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carolyn Maxson,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William T. Mazzafro,                                  Formerly self-employed as a securities consultant (January 2004 - December 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Trudi McKenna,                                        Formerly Leadership Development Supervisor at JetBlue Airways (July 2003 - October 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jay Mewhirter,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Elizabeth McCormack,                                  Vice President and Assistant Secretary of HarbourView Asset Management Corporation.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph McDonnell,                                     Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph McGovern,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles L. McKenzie,                                  Chairman of the Board,  Director,  Chief  Executive  Officer  and  President  of OFI Trust  Company;
Senior Vice President                                 Chairman,  Chief Executive Officer, Chief Investment Officer and Director of OFI Institutional Asset
                                                      Management, Inc.; Chief
                                                      Executive Officer,
                                                      President, Senior Managing
                                                      Director and Director of
                                                      HarbourView Asset
                                                      Management Corporation;
                                                      Chairman, President;
                                                      Director of Trinity
                                                      Investment Management
                                                      Corporation and Vice
                                                      President of Oppenheimer
                                                      Real Asset Management,
                                                      Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William McNamara                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Medev,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lucienne Mercogliano,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Andrew J. Mika,                                       None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jan Miller,                                           None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rejeev Mohammed,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,                                 None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Sarah Morrison                                        Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill Mulcahy,                                         None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John V. Murphy,                                       President  and  Management  Director of  Oppenheimer  Acquisition  Corp.;  President and Director of
Chairman, Chief                                       Oppenheimer Real Asset Management,  Inc.;  Chairman and Director of Shareholder  Services,  Inc. and
Executive Officer & Director                          Shareholder  Financial  Services,  Inc.;  Director  of  OppenheimerFunds   Distributor,   Inc.,  OFI
                                                      Institutional  Asset Management,  Inc., Trinity  Investment  Management  Corporation,  Tremont Group
                                                      Holdings,  Inc.,  HarbourView  Asset  Management  Corporation  and  OFI  Private  Investments  Inc.;
                                                      Executive  Vice  President  of  Massachusetts  Mutual  Life  Insurance  Company;   Director  of  DLB
                                                      Acquisition Corporation; a member of the Investment Company Institute's Board of Governors.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Meaghan Murphy,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Suzanne Murphy,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas J. Murray,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kenneth Nadler,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Newman,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William Norman,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James B. O'Connell,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew O'Donnell,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tony Oh,                                              None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Ogren,                                           Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John O'Hare,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John J. Okray,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristina Olson,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lerae A. Palumbo,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Anthony Parish,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen Patton,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David P. Pellegrino,                                  None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Allison C. Pells,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert H. Pemble,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lori L. Penna,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Petersen,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marmeline Petion-Midy,                                None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Pfeffer,                                        Senior Vice President of HarbourView Asset Management Corporation since February 2004.
Senior Vice President & Chief Financial Officer
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James F. Phillips,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott Phillips,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gary Pilc,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Piper,                                           Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeaneen Pisarra,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nicolas Pisciotti,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Poiesz,                                         None
Senior Vice President, Head of Growth Equity
Investments
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Sergei Polevikov,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey Portnoy,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Preuss,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ellen Puckett,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Quarles,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael E. Quinn,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie S. Radtke,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Norma J. Rapini,                                      None
Assistant Vice President :
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Corry E. Read,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marc Reinganum,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill Reiter,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Eric Rhodes,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Eric Richter,                                         Vice President of HarbourView Asset Management  Corporation.  Formerly  Investment Officer at Alaska
Vice President                                        Permanent Fund Corporation (April 2005 - February 2006)
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Claire Ring,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Grace Roberts,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Robertson,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Robis,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Antoinette Rodriguez,                                 None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stacey Roode,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey S. Rosen,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jessica Rosenfield                                    None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stacy Roth,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adrienne Ruffle,                                      None.
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kim Russomanno,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald Rutledge,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie Anne Ryan,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy Ryan,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rohit Sah,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Valerie Sanders,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Savallo                                          Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rudi W. Schadt,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Schneider                                     Formerly Human Resources Manager at ADT Security Services (December 2001 - July 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mary Beth Schellhorn,                                 Formerly Human Resources Generalist at Misys Banking Systems (November 2000 - June 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott A. Schwegel,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Allan P. Sedmak                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer L. Sexton,                                   Senior Vice President of OFI Private Investments Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Asutosh Shah,                                         Formerly Vice President at Merrill Lynch Investment Managers (February 2002 - February 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kamal Shah,                                           None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nava Sharma,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tammy Sheffer,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mary Dugan Sheridan,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Siomades,                                      Formerly  Vice  President,  Portfolio  Management at Curian  Capital LLC (December  2002 - September
Vice President                                        2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David C. Sitgreaves,                                  None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward James Sivigny                                  None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Enrique H. Smith,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Smith,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Louis Sortino,                                        None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Keith J. Spencer,                                     None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marco Antonio Spinar,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brett Stein                                           Formerly Vice President of Client Services at XAware, Inc. (October 2002 - August 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard A. Stein,                                     None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                                  Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer Stevens,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Benjamin Stewart                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John P. Stoma,                                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Amy Sullivan,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Deborah A. Sullivan,                                  Secretary of OFI Trust Company.
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Sussman,                                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Swaney,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian C. Szilagyi,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Martin Telles,                                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Toomey,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Vincent Toner,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Melinda Trujillo,                                     Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Leonid Tsvayg,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Keith Tucker,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Cameron Ullyatt,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Angela Uttaro,                                        None
Assistant Vice President: Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark S. Vandehey,                                     Vice President and Chief Compliance Officer of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President & Chief Compliance Officer      Management  Corporation and Shareholder  Services,  Inc.;  Chief  Compliance  Officer of HarbourView
                                                      Asset Management  Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,  Inc.,
                                                      Trinity Investment Management Corporation,  OppenheimerFunds Legacy Program, OFI Private Investments
                                                      Inc. and OFI Trust Company and OFI Institutional Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Maureen Van Norstrand,                                None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nancy Vann,                                           None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rene Vecka,                                           None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Vincent Vermette,                                     Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Elaine Villas-Obusan,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jake Vogelaar,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Phillip F. Vottiero,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Walsh,                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jerry A. Webman,                                      Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christopher D. Weiler,                                None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adam Weiner,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Barry D. Weiss,                                       Vice  President of HarbourView  Asset  Management  Corporation  and of Centennial  Asset  Management
Vice President                                        Corporation.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Melissa Lynn Weiss,                                   None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christine Wells,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph J. Welsh,                                      Vice President of HarbourView Asset Management Corporation.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Diederik Werdmolder,                                  Director of  OppenheimerFunds  International  Ltd.  and  OppenheimerFunds  plc and  OppenheimerFunds
Senior Vice President                                 International  Distributor  Limited;  Senior Vice President  (Managing Director of the International
                                                      Division) of OFI
Institutional Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Catherine M. White,                                   Assistant Vice President of  OppenheimerFunds  Distributor,  Inc.; member of the American Society of
Assistant Vice President                              Pension Actuaries (ASPA) since 1995.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Troy Willis,                                          None
Vice President,
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mitchell Williams                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie Wimer                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Donna M. Winn,                                        President,  Chief Executive Officer & Director of OFI Private Investments Inc.; Director & President
Senior Vice President                                 of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Philip Witkower,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian W. Wixted,                                      Treasurer  of  HarbourView  Asset  Management  Corporation;   OppenheimerFunds  International  Ltd.,
Senior Vice President & Treasurer                     Oppenheimer  Real  Asset  Management,   Inc.,  Shareholder  Services,  Inc.,  Shareholder  Financial
                                                      Services,   Inc.,  OFI  Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.,
                                                      OppenheimerFunds plc and OppenheimerFunds  Legacy Program;  Treasurer and Chief Financial Officer of
                                                      OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carol E. Wolf, Senior Vice President of HarbourView Asset Management Corporation
and of Centennial Asset Senior Vice President Management Corporation; serves on the Board of the Colorado Ballet.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Meredith Wolff,                                       None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Oliver Wolff,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Wolfgruber,                                      Director  of  Tremont  Group  Holdings,  Inc.,  HarbourView  Asset  Management  Corporation  and OFI
President, Chief Investment Officer & Director        Institutional  Asset  Management,  Inc.  (since  June  2003).  Management  Director  of  Oppenheimer
                                                      Acquisition Corp. (since December 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Caleb C. Wong,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward C. Yoensky,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Geoff Youell,                                         Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lucy Zachman,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert G. Zack                                        General  Counsel of  Centennial  Asset  Management  Corporation;  General  Counsel  and  Director of
Executive Vice President &                            OppenheimerFunds  Distributor,  Inc.; Senior Vice President and General Counsel of HarbourView Asset
General Counsel                                       Management Corporation and OFI Institutional Asset Management,  Inc.; Senior Vice President, General
                                                      Counsel and Director of  Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc., OFI
                                                      Private  Investments  Inc.;  Executive  Vice  President,  General  Counsel and Director of OFI Trust
                                                      Company;   Director  and  Assistant  Secretary  of  OppenheimerFunds   International  Limited;  Vice
                                                      President,   Secretary  and  General  Counsel  of  Oppenheimer   Acquisition   Corp.;   Director  of
                                                      OppenheimerFunds  International  Distributor  Limited;  Vice  President of  OppenheimerFunds  Legacy
                                                      Program; Vice President and Director of Oppenheimer Partnership Holdings Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Neal A. Zamore,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Anna Zatulovskaya,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark D. Zavanelli,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Alex Zhou,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.                                   Formerly Managing Director and Small Cap Growth Team Leader at Merrill Lynch.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Arthur J. Zimmer,                                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
  (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund
  (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund
  (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
     Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer MidCap Fund/VA Oppenheimer Money
     Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601,
Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Name & Principal                                                Position & Office                                 Position and Office
Business Address                                                with Underwriter                                  with Registrant
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Timothy Abbhul(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Agan(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Anthony Allocco(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Janette Aprilante(2)                                            Secretary                                         None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Barker                                                    Vice President                                    None
1723 W. Nelson Street
Chicago, IL 60657
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kathleen Beichert(1)                                            Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rocco Benedetto(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Beringer                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rick Bettridge                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert J. Bishop(1)                                             Treasurer                                         None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Tracey Blinzler(1)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David A. Borrelli                                               Vice President                                    None
105 Black Calla Ct.
San Ramon, CA 94583
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jeffrey R. Botwinick                                            Vice President                                    None
4431 Twin Pines Drive
Manlius, NY 13104
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Sarah Bourgraf(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michelle Brennan(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Joshua Broad(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin E. Brosmith                                               Senior Vice President                             None
5 Deer Path
South Natlick, MA 01760
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jeffrey W. Bryan                                                Vice President                                    None
1048 Malaga Avenue
Coral Gables, FL 33134
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Campbell(1)                                             Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Caruso                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Donelle Chisolm(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Andrew Chonofsky                                                Vice President                                    None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Angelanto Ciaglia(2)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Melissa Clayton(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Craig Colby(2)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rodney Constable(1)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Susan Cornwell(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Neev Crane                                                      Vice President                                    None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Fredrick Davis                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John Davis(2)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Stephen J. Demetrovits(2)                                       Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Steven Dombrower                                                Vice President                                    None
13 Greenbrush Court
Greenlawn, NY 11740
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
George P. Dougherty                                             Vice President                                    None
328 Regency Drive
North Wales, PA 19454
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Cliff H. Dunteman                                               Vice President                                    None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Beth Arthur Du Toit(1)                                          Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Hillary Eigen(2)                                                Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kent M. Elwell                                                  Vice President                                    None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Gregg A. Everett                                                Vice President                                    None
4328 Auston Way
Palm Harbor, FL 34685-4017
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
George R. Fahey                                                 Senior Vice President                             None
9511 Silent Hills Lane
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric C. Fallon                                                  Vice President                                    None
10 Worth Circle
Newton, MA 02458
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Fereday                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Joseph Fernandez                                                Vice President                                    None
1717 Richbourg Park Drive
Brentwood, TN 37027
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark J. Ferro                                                   Senior Vice President                             None
104 Beach 221st Street
Breezy Point, NY 11697
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ronald H. Fielding(3)                                           Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Bradley Finkle(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric P. Fishel                                                  Vice President                                    None
725 Boston Post Rd., #12
Sudbury, MA 01776
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick W. Flynn                                                Senior Vice President                             None
14083 East Fair Avenue
Englewood, CO 80111
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John E. Forrest(2)                                              Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John ("J") Fortuna(2)                                           Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jayme D. Fowler                                                 Vice President                                    None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Fuermann                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Lucio Giliberti                                                 Vice President                                    None
6 Cyndi Court
Flemington, NJ 08822
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Gottesman                                               Vice President                                    None
255 Westchester Way
Birmingham, MI 48009
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Raquel Granahan(4)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ralph Grant                                                     Senior Vice President                             None
10 Boathouse Close
Mt. Pleasant, SC 29464
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kahle Greenfield(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Grossjung                                                  Vice President                                    None
4002 N. 194th Street
Elkhorn, NE 68022
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael D. Guman                                                Vice President                                    None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James E. Gunther                                                Vice President                                    None
603 Withers Circle
Wilmington, DE 19810
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin J. Healy(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Elyse R. Jurman Herman                                          Vice President                                    None
5486 NW 42 Avenue
Boca Raton, FL 33496
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Wendy G. Hetson(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jennifer Hoelscher(1)                                           Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
William E. Hortz(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Edward Hrybenko(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Amy Huber(1)                                                    Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian F. Husch                                                  Vice President                                    None
37 Hollow Road
Stonybrook, NY 11790
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Hyland(2)                                               Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Keith Hylind(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kathleen T. Ives(1)                                             Vice President & Assistant Secretary              Assistant Secretary
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Shonda Rae Jaquez(2)                                            Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Nivan Jaleeli                                                   Vice President                                    None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric K. Johnson                                                 Vice President                                    None
8588 Colonial Drive
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Keffer(2)                                                Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Christina J. Keller(2)                                          Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Keogh(2)                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian Kiley(2)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Lisa Klassen(1)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Klein                                                   Senior Vice President                             None
4820 Fremont Avenue South
Minneapolis, MN 55419
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Knott(1)                                                Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brent A. Krantz                                                 Senior Vice President                             None
61500 Tam McArthur Loop
Bend, OR 97702
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Kristenson(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David T. Kuzia                                                  Vice President                                    None
10258 S. Dowling Way
Highlands Ranch, CO 80126
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Tracey Lange(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jesse Levitt(2)                                                 Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric J. Liberman                                                Vice President                                    None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Malissa Lischin(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Loncar                                                   Vice President                                    None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Craig Lyman                                                     Vice President                                    None
7425 Eggshell Drive
N. Las Vegas, NV 89084
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Peter Maddox(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Malik                                                   Vice President                                    None
546 Idylberry Road
San Rafael, CA 94903
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Steven C. Manns                                                 Vice President                                    None
1627 N. Hermitage Avenue
Chicago, IL 60622
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Todd A. Marion                                                  Vice President                                    None
24 Midland Avenue
Cold Spring Harbor, NY 11724
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
LuAnn Mascia(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Theresa-Marie Maynier                                           Vice President                                    None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John C. McDonough                                               Senior Vice President                             None
533 Valley Road
New Canaan, CT 06840
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kent C. McGowan                                                 Vice President                                    None
9510 190th Place SW
Edmonds, WA 98020
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian F. Medina                                                 Vice President                                    None
3009 Irving Street
Denver, CO 80211
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Daniel Melehan                                                  Vice President                                    None
906 Bridgeport Court
San Marcos, CA 92069
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark Mezzanotte                                                 Vice President                                    None
16 Cullen Way
Exeter, NH 03833
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Matthew L. Michaelson                                           Vice President                                    None
1250 W. Grace, #3R
Chicago, IL 60613
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Noah Miller(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Clint Modler(1)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Moser                                                    Vice President                                    None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David W. Mountford                                              Vice President                                    None
7820 Banyan Terrace
Tamarac, FL 33321
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Gzim Muja                                                       Vice President                                    None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Matthew Mulcahy(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John V. Murphy(2)                                               Director                                          President & Trustee
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Wendy Jean Murray                                               Vice President                                    None
32 Carolin Road
Upper Montclair, NJ 07043
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John S. Napier                                                  Vice President                                    None
17 Hillcrest Ave.
Darien, CT 06820
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Christina Nasta(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin P. Neznek(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Bradford G. Norford                                             Vice President                                    None
5095 Lahinch Ct.
Westerville, OH 43082
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Alan Panzer                                                     Vice President                                    None
6755 Ridge Mill Lane
Atlanta, GA 30328
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Park(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Donald Pawluk(2)                                                Vice President
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian C. Perkes                                                 Vice President                                    None
6 Lawton Ct.
Frisco, TX 75034
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Charles K. Pettit(2)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Elaine M. Puleo-Carter(2)                                       Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Minnie Ra                                                       Vice President                                    None
100 Dolores Street, #203
Carmel, CA 93923
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Dusting Raring                                                  Vice President                                    None
27 Blakemore Drive
Ladera Ranch, CA 92797
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael A. Raso                                                 Vice President                                    None
3 Vine Place
Larchmont, NY 10538
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard E. Rath                                                 Vice President                                    None
46 Mt. Vernon Ave.
Alexandria, VA 22301
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
William J. Raynor(5)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Corry Read(2)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ruxandra Risko(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David R. Robertson(2)                                           Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ian M. Roche                                                    Vice President                                    None
7070 Bramshill Circle
Bainbridge, OH 44023
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kenneth A. Rosenson                                             Vice President                                    None
24753 Vantage Pt. Terrace
Malibu, CA 90265
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Sabow                                                    Vice President                                    None
6617 Southcrest Drive
Edina, MN 55435
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John Saunders                                                   Vice President                                    None
2251 Chantilly Ave.
Winter Park, FL 32789
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Thomas Schmitt                                                  Vice President                                    None
40 Rockcrest Rd
Manhasset, NY 11030
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William Schories                                                Vice President                                    None
3 Hill Street
Hazlet, NJ 07730
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Charles F. Scully                                               Vice President                                    None
125 Cypress View Way
Apex, NC 27502
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Jennifer Sexton(2)                                              Vice President                                    None
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Eric Sharp                                                      Vice President                                    None
862 McNeill Circle
Woodland, CA 95695
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Debbie A. Simon                                                 Vice President                                    None
55 E. Erie St., #4404
Chicago, IL 60611
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Christopher M. Spencer                                          Vice President                                    None
2353 W 118th Terrace
Leawood, KS 66211
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John A. Spensley                                                Vice President                                    None
375 Mallard Court
Carmel, IN 46032
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Alfred St. John(2)                                              Vice President                                    None
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Bryan Stein                                                     Vice President                                    None
8 Longwood Rd.
Voorhees, NJ 08043
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John Stoma(2)                                                   Senior Vice President                             None
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Wayne Strauss(3)                                                Assistant Vice President                          None
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Brian C. Summe                                                  Vice President                                    None
2479 Legends Way
Crestview Hills, KY 41017
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Michael Sussman(2)                                              Vice President                                    None
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George T. Sweeney                                               Senior Vice President                             None
5 Smokehouse Lane
Hummelstown, PA 17036
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William K. Tai                                                  Vice President                                    None
12701 Prairie Drive
Urbandale, IA 50323
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James Taylor(2)                                                 Assistant Vice President                          None
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Martin Telles(2)                                                Senior Vice President                             None
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Paul Temple(2)                                                  Vice President                                    None
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David G. Thomas                                                 Vice President                                    None
16628 Elk Run Court
Leesburg, VA 20176
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Mark S. Vandehey(1)                                             Vice President and Chief Compliance Officer       Vice President and Chief Compliance Officer
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Vincent Vermete(2)                                              Vice President                                    None
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Cynthia Walloga(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Patrick Walsh                                                   Vice President                                    None
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Kenneth Lediard Ward                                            Vice President                                    None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
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Teresa Ward(1)                                                  Vice President                                    None
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Michael J. Weigner                                              Vice President                                    None
4905 W. San Nicholas Street
Tampa, FL 33629
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Donn Weise                                                      Vice President                                    None
3249 Earlmar Drive
Los Angeles, CA 90064
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Chris G. Werner                                                 Vice President                                    None
98 Crown Point Place
Castle Rock, CO 80108
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Catherine White(2)                                              Assistant Vice President                          None
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Ryan Wilde(1)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Julie Wimer(2)                                                  Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Donna Winn(2)                                                   Senior Vice President                             None
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Peter Winters                                                   Vice President                                    None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
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Patrick Wisneski(1)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Philip Witkower(2)                                              Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Meredith Wolff(2)                                               Vice President                                    None
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Michelle Wood(2)                                                Vice President                                    None
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Cary Patrick Wozniak                                            Vice President                                    None
18808 Bravata Court
San Diego, CA 92128
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John Charles Young                                              Vice President                                    None
3914 Southwestern
Houston, TX 77005
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Jill Zachman(2)                                                 Vice President                                    None
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Robert G. Zack(2)                                               General Counsel & Director                        Secretary

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Walter Zinych                                                   Vice President                                    None
630 North Franklin St., Apt. 718
Chicago, IL 60610
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Steven Zito(1)                                                  Vice President                                    None
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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Initial Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day
of July, 2007.

                                                     OPPENHEIMER GLOBAL VALUE FUND

                                                     By:    /s/ Taylor V. Edwards
                                                            --------------------------------------------------
                                                            Taylor V. Edwards, President & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Taylor V. Edwards                       President and Trustee                       July 12, 2007
-------------------------------
Taylor V. Edwards

/s/ Mitchell Lindauer                       Trustee                                     July 12, 2007
-------------------------------
Mitchell Lindauer

/s/ Nancy S. Vann                           Trustee                                     July 12, 2007
-------------------------------
Nancy S. Vann

/s/ Brian W. Wixted                        Treasurer, Principal                        July 12, 2007
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

                          OPPENHEIMER GLOBAL VALUE FUND

                   Initial Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Exhibit No.              Description

23 (a)                   Declaration of Trust